Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Not Primary Beneficiary JPY (¥)	Mar. 31, 2010 Accounting Standards Update 2009-16 And 2009-17 JPY (¥)
Variable Interest Entity [Line Items]
Increase in total assets due to adoption of accounting standards update				¥ 1,147,000,000,000
Increase in total liabilities due to adoption of accounting standards update				1,169,000,000,000
Additional fund contributed to certain non-consolidated VIEs to support their repayment	$ 6,000,000	¥ 497,000,000	¥ 14,613,000,000